Federated Massachusetts Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
CASH SERIES SHARES (TICKER FMCXX)
SERVICE SHARES (TICKER MMCXX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017
Effective November 8, 2017, the Fund will offer Wealth Shares (Ticker MAWXX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Wealth Shares.
November 6, 2017
Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454171 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.